Note 22 - Leases - Future Cash Outflows (IFRS 16) (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Future cash outflow not reflected in lease liabilities: [Abstract]
Not later than one year	€ 10	€ 50
Later than one year and not later than five years	539	791
Later than five years	5,849	5,097
Future cash outflows not reflected in lease liabilities	€ 6,398	€ 5,938